SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jan. 31, 2022	Apr. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12: SUBSEQUENT EVENTS

On February 2, 2022, Slinger Bag Australia Pty Ltd., a wholly-owned subsidiary of Slinger Bag Americas Inc. (which, in turn, is a wholly-owned subsidiary of Slinger Bag Inc.) completed the acquisition of 100% of the issued and outstanding share capital of Flixsense Pty Ltd. d/b/a Gameface (“Gameface”) pursuant to share purchase agreements entered into with each of the shareholders of Gameface on February 2, 2022 (the “Share Purchase Agreement”) in exchange for the issuance and delivery of 6,045,855 shares of the Company’s common stock and warrants to purchase an additional 478,225 shares of the Company’s common stock at $0.001 per share, in each case, in reliance on reliance on the exemption from registration under the Securities Act of 1933, as amended, provided by Section 4(a)(2) thereof for transactions not involving a public offering and the safe harbors afforded by Rule 506 and Rule 902 thereunder, (collectively, the “Consideration Shares”) to the Gameface shareholders and the payment of $500,000 to Jalaluddin Shaik to be made by the end of March 2022 in lieu of the issuance of 142,587 shares of common stock that Mr. Shaik would otherwise have been entitled to receive. Gameface shareholders also were granted piggyback registration rights, which expire when any applicable Consideration Shares can be freely traded pursuant to Rule 144 under the Securities Act.

Out of the Consideration Shares, the Company has retained 666,667 shares as security for the obligations of Mr. Shaik and Divyaa Jalal, as trustees for the Jalaluddin Shaik Family Trust, in respect of any claim which may be made by or on behalf of the Company for breach of warranty or under an indemnity given under the terms of the Share Purchase Agreements by August 2, 2023. The retained shares will be issued promptly after August 2, 2023 to the extent that the Company has not made any such claims by that date.

On October 6, 2021, the Company entered into a merger agreement (the “PlaySight Agreement”) with PlaySight Interactive Ltd. (“PlaySight”) and Rohit Krishnan, in his capacity as the Shareholders’ Representative (as defined in the PlaySight Agreement) (the “Shareholder Representative”), pursuant to which PlaySight will, subject to the satisfaction or waiver of certain closing conditions, become a wholly owned subsidiary of the Company. On February 16, 2022, SB Merger Sub Ltd., a private company formed under the laws of the State of Israel and a wholly owned subsidiary of the Company, PlaySight, and the Shareholders’ Representative, entered into an Addendum to and Amendment to the PlaySight Agreement (the “Amendment”) to finalize the merger transaction.

Under the terms of the PlaySight Agreement, the Company agreed, among other things, to issue 28,333,333 shares of the Company’s common stock (subject to adjustment) in exchange for the merger (the “Completion Merger Consideration”). As a result of the parties to the Agreement having agreed to such adjustment, the parties to the Amendment have agreed that the Completion Merger Consideration shall comprise the issue by the Company of 25,379,683 shares of the Company’s common stock and the Options in exchange for the merger, and a cash sum equal to the value of 1,524,899 shares of the Company’s common stock (which would otherwise have been issued in exchange for the merger) to be used to cover certain expenses.

Pursuant to and in accordance with the terms of the Amendment, the Company agreed to purchase a certain number of shares of its common stock from certain of PlaySight’s shareholders for a maximum aggregate liability of $1.44 million and to issue a total of 1,428,571 options (the “Options”), exercisable into 1,428,571 shares of the Company’s common stock, to certain of PlaySight’s employees.

In connection with the closing of the merger, the Convertible Loan Agreement between the Company and PlaySight that was entered into on July 21, 2021, was extinguished.

On February 15, 2022, for and in consideration of $4,000,000 (the “Purchase Price”) the Company conveyed, sold, transferred, set over, assigned and delivered to Slinger Bag Consignment, LLC, a Virginia limited liability company (“Consignor”) all of the Company’s right, title and interest in and to 13,000 units of certain surplus inventory, including all components, parts, additions and accessions thereto (collectively, the “Consigned Goods”). The Company also agreed to purchase the Consigned Goods from Consignor and make the following payments to Consignor:

a)	On or before March 15, 2022, the Company shall pay to Consignor $557,998 for the purchase of 1,421 Consigned Goods.

b)	The Company also agreed to purchase the remaining Consigned Goods in accordance with the following terms and conditions:

i.	Within 3 business days after a Registration Statement (as defined in the Purchase and Registration Rights Agreements) filed under the Registration Rights Agreement for the Company’s uplist to the Nasdaq is declared to be effective (the “Registration Effective Date”) under the Securities Act (as defined in the Purchase and Registration Rights Agreements) by the Commission (as defined in the Purchase and Registration Rights Agreements), the Company shall pay Consignor $4,546,841 for the purchase of 11,579 Consigned Goods.

ii.	If the Registration Statement Effectiveness Date does not occur on or before April 14, 2022, on April 15, 2022, the Company shall pay Consignor $1,244,010 for the purchase of 3,168 Consigned Goods.

iii.	If the Registration Effectiveness Date does not occur on or before April 30, 2022, on May 1, 2022, the Company shall pay Consignor $3,302,831 for the purchase 8,411 Consigned Goods.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. We are closely monitoring the unfolding events due to the Russia-Ukraine conflict and its regional and global ramifications. We have one distributor in Russia, which is not material to our overall financial results. We do not have operations in Ukraine or Belarus. We are monitoring any broader economic impact from the current crisis. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements. However, to the extent that such military action spreads to other countries, intensifies, or otherwise remains active, such action could have a material adverse effect on our financial condition, results of operations, and cash flows.

NOTE 12: SUBSEQUENT EVENTS

On May 26, 2021, the Company and the related party lender entered into a note conversion agreement whereby the related party lender agreed to convert its total outstanding borrowings as of that date of $6,220,000 into 1,636,843 shares of the Company’s common stock. Per the terms of the note conversion agreement the accrued interest related to the debt was not converted into shares and is still due to the related party. The note conversion agreement contains a guarantee that the aggregate gross sales of the shares by the related party will be no less than $6,220,000 over the next three years and if the aggregate gross sales are less than $6,220,000 the Company will issue additional shares of common stock to the related party for the difference between the total gross proceeds and $6,220,000.

On June 21, 2021, the Company entered into a membership interest purchase agreement (“MIPA”) with Charles Ruddy (the “Seller”) to acquire a 100% ownership stake in Foundation Sports Systems, LLC (“Foundation Sports”) in exchange for 1,000,000 shares of common stock of the Company to be issued to the Seller and two other Foundation Sports employees in three tranches (the “Purchase Price”): (i) 600,000 shares of common stock on the closing date, 200,000 shares of common stock on the first anniversary of the closing date and (iii) 200,000 shares of common stock on the second anniversary of the closing date (collectively, the “Shares”), provided that 10% of the Shares of each tranche will be held back by the Company and not delivered to the recipients for a period of 12 months from the date of their issuance. The Shares are subject to a 12-month lock-up from their date of delivery during which time they may not be offered or sold by the Seller or any other recipient thereof without the express written consent of the Company. On June 23, 2021, the Company issued 540,000 shares of its common stock to the receipts under the MIPA, which consisted of 600,000 shares less a hold-back of 10% (i.e., 60,000 shares).

On July 21, 2021, the Company entered into a Convertible Loan Agreement with PlaySight Interactive Ltd (the Borrower) wherein the Company granted the Borrower a $2,000,000 line of credit with a six-month maturity date. Any borrowings under the line of credit bear interest at a rate of 15% per annum. On July 26, 2021, the Company issued $300,000 to the Borrower under the line of credit.

On July 23, 2021, the Company entered into a loan agreement with its related party lender for borrowings of $500,000. The loan is to be repaid within 30 days of receipt and shall bear interest at a rate of 12% per annum.

On August 2, 2021, the Company entered into a loan agreement with its related party lender for borrowings of $500,000. The loan is to be repaid within 30 days of receipt and shall bear interest at a rate of 12% per annum.

During the three months ended July 31, 2021, the Company issued 68,965 shares of its common stock to one vendor and two employees as compensation for marketing and other services rendered.

During the three months ended July 31, 2021, the Company granted an aggregate total of 90,937 shares of its common stock to six brand ambassadors as compensation for services.